Segments and Entity-Wide Information	12 Months Ended
Dec. 31, 2025
Segments And Entity Wide Information [Abstract]
Segments and Entity-Wide Information
Note 17 - Segments and Entity-Wide Information

The Company has one reporting segment as described in Note 2M above.

The Company’s chief operating decision maker (“CODM”) is its chief executive officer.

The CODM assesses performance and decides how to allocate resources based on net income that is also reported on the income statement as net income. The CODM is regularly provided only with the consolidated expenses as noted on the face of the income statement.

The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The chief operating decision maker uses net income to evaluate income generated from the segment assets (return on assets) in deciding whether to reinvest profits into the segment or into other parts of the entity, such as for acquisitions or to pay dividends.

Net income is used to monitor budget versus actual results. The chief operating decision maker also used net income in competitive analysis by benchmarking to the Company’s competitors. The competitive analysis along with monitoring of budget versus actual results are used in assessing performance of the segment and in establishing management’s compensation.

The majority of long-lived assets are located in Israel and substantially all revenues are derived from sales to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
China	243,935	132,556	149,510
Asia Pacific	168,965	133,772	67,773
Korea	36,888	117,135	47,425
United States	28,836	29,282	41,118
Europe	17,448	16,489	9,549

	496,072	429,234	315,375

	December 31,
	2025	2024
	%

Israel	71	66
Germany	23	29
Other	6	5

Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill